Employee Benefit Plans - Change in Benefit Obligations (Details) (Parenthetical) - Pension Plans Defined Benefit [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
U.S.
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 2,161	$ 1,969
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 3,594	$ 3,066